Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 3 | Other operating income and interest income | Other financial instruments
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	£ 5	£ 12
Level 3 | Income from trading activities | Trading assets and liabilities
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	(12)	(18)
Recurring fair value measurement
Fair value of liabilities
Financial liabilities at beginning of period	130,578
Financial liabilities at end of period	107,850	130,578
Recurring fair value measurement | Level 3
Fair value of liabilities
Financial liabilities at beginning of period	494	691
Amounts recorded in the income statement	(134)	(121)
Level 3 transfers in	12	28
Level 3 transfers out	(14)	(5)
Purchases/Originations	98	122
Settlements/other decreases	(46)	(32)
Sales	(105)	(184)
Foreign exchange and other adjustments	4	(5)
Financial liabilities at end of period	309	494
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(31)	56
Recurring fair value measurement | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	465	685
Amounts recorded in the income statement	(136)	(121)
Level 3 transfers in	12	1
Level 3 transfers out	(13)	(2)
Purchases/Originations	98	121
Settlements/other decreases	(46)	(32)
Sales	(105)	(182)
Foreign exchange and other adjustments	3	(5)
Financial liabilities at end of period	278	465
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(31)	56
Recurring fair value measurement | Level 3 | Other trading liabilities
Fair value of liabilities
Financial liabilities at beginning of period	1	3
Level 3 transfers in		2
Level 3 transfers out		(3)
Purchases/Originations		1
Sales		(2)
Financial liabilities at end of period	1	1
Recurring fair value measurement | Level 3 | Financial liabilities (other)
Fair value of liabilities
Financial liabilities at beginning of period	28	3
Amounts recorded in the income statement	2
Level 3 transfers in		25
Level 3 transfers out	(1)
Foreign exchange and other adjustments	1
Financial liabilities at end of period	£ 30	£ 28